Lease - Future lease payments under operating leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Year ending December 31,
2024	¥ 33,923
2025	26,551
2026	25,182
2027	22,818
2028 and thereafter	18,839
Total future lease payments	127,313
Less: Imputed interest	(11,364)
Total lease liability balance	¥ 115,949	¥ 71,257